Long-term debt - Summary of Long Term Debt (Detail) - USD ($) $ in Thousands	Mar. 27, 2021	Mar. 28, 2020
Debt Instrument [Line Items]
Obligations under finance leases	$ 273
Long-term debt and Capital lease obligations	26,022	$ 16,281
Long-term debt:
Current portion of long-term debt	2,960	64
Long-term debt	23,062	16,217
Term Loan From Investment Of Quebec Annual Interest Rate Three Point One Four Percent [Member]
Debt Instrument [Line Items]
Long-term debt	9,956
Secured Debt [Member] | Furniture And Equipment [Member]
Debt Instrument [Line Items]
Obligations under finance leases	273	187
Cash Contribution one [Member] | Montel [Member]
Debt Instrument [Line Items]
Long-term debt	1,887	2,109
Cash Contribution Two [Member] | Montel [Member]
Debt Instrument [Line Items]
Long-term debt	1,573	1,757
Term Loan Facility Repayable At October Two Thousand Twenty Two [Member] | Term Loan From SLR Credit Solutions CDOR Plus Eight Point Two Five Percent [Member]
Debt Instrument [Line Items]
Long-term debt	$ 12,333	$ 12,228